Cash Generated by Operations	12 Months Ended
Jun. 30, 2026
Cash Generated By Operations [Abstract]
Disclosure of cash generated by operations	Additional cash flow information

	SA Rand
Figures in million	2026	2025 Restated[1]	2024 Restated[1]
Reconciliation of profit before taxation to cash generated by operations
Profit before taxation[1]	38 358	21 179	11 238
Adjustments for:
Amortisation and depreciation[1]	7 336	4 979	4 746
Impairment/(reversal of impairment) of assets	(2 779)	—	2 793
Share-based payments	758	699	250
Net decrease in provision for post-retirement benefits	—	(3)	(16)
Payment for the transfer of post-retirement medical benefit liability	—	(350)	—
Net increase/(decrease) in provision for environmental rehabilitation	(12)	140	(114)
(Profit)/loss on sale of property, plant and equipment	75	(8)	13
Loss on scrapping of property, plant and equipment	116	164	97
Profit from associates	(159)	(106)	(81)
Impairment loss/(reversal) on investments in associate	(23)	23	—
Investment income	(1 439)	(1 504)	(809)
Finance costs	1 928	698	796
Inventory-related adjustments	(649)	(141)	(503)
Foreign exchange translation differences	(1 170)	(11)	(110)
Non-cash portion of (gains)/losses on derivatives	(149)	463	(432)
Net day one gain included in revenue	(102)	(116)	(16)
Fair value movements on streaming arrangements	854	—	—
Streaming contract revenue	—	(86)	(323)
Silicosis settlement provision – net	(28)	(14)	(327)
Contingent consideration remeasurement	634	830	484
Copper warrants delivered	(125)	—	—
Silver credits delivered	(232)	—	—
Other non-cash adjustments	34	33	37
Effect of changes in operating working capital items
Increase in Receivables	(1 879)	(1 242)	(258)
Increase in Inventories	(280)	(273)	(50)
Increase in Payables[1]	1 196	968	760
Cash generated by operations	42 263	26 322	18 175
[1]Refer to note 38 for further detail on restatement.
32Additional cash flow information continued
Additional cash flow information continued
Cash and cash equivalents:
Cash and cash equivalents comprises cash on hand and demand deposits.
Taxation paid:
The income and mining taxes paid in the statement of cash flows represents actual cash paid less refunds received.
Non-cash adjustments:
The amounts presented in the cash flow statement exclude transactions that do not represent inflows or outflows of cash and cash equivalents.
(a)Share-based payments (refer to note 34).
(b)Investment income from restricted investments is considered non-cash for the purposes of the cash flow statement. Included in investment income is interest earned from restricted investments of R390 million (2025: R369 million) (2024: R329 million).
(c)Finance costs on borrowings includes accrued interest and amortisation of commitment fees, which is treated as non-cash adjustments for the determination of interest paid in the cash flow statement.
(d)Additions to property, plant and equipment include right-of-use assets which are treated as non-cash adjustments for the determination of additions to property, plant and equipment in the cash flow statement.
Acquisitions of investments/business:
(a)On 27 May 2025, Harmony announced that it has entered into a binding agreement to acquire, through its wholly owned
Australian subsidiary Harmony Gold (Australia) Proprietary Limited, 100% of the securities in MAC Copper. The last condition precedent was fulfilled during October 2025, resulting in an acquisition date of 24 October 2025. Refer to note 13.
Contingent consideration payments made:

	SA Rand
Figures in million	2026	2025	2024
Mponeng	301	338	108
Eva Copper	256	—	—
CSA copper-linked contingent consideration	2 515	—	—
CSA NSR contingent consideration	43	—	—
Total cash payments made	3 115	338	108
Payments in excess of the initial fair value (operating cash flows)	577	—	—
Payments relating to initial fair value (investing cash flows)	2 538	338	108
Undrawn facilities:
At 30 June 2026, R20.9 billion (2025: R30.0 billion) (2024: R9.3 billion) of borrowing facilities had not been drawn and are therefore available for future operational activities, capital commitments and acquisitions. The undrawn balance at 30 June 2026 comprises only the refinanced facilities, as these facilities were subsequently used to settle the existing borrowing facilities. Refer to notes 30 and 39.